Condensed Financial Statements of the Company (Details) - Schedule of condensed statements of operations and comprehensive income (loss) - Parent [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)
Condensed Statement of Income Captions [Line Items]
General and administrative expenses	¥ (1,369)	$ (212)	¥ (1,286)	¥ 129
Interest income	68	11	188	361
Equity in earnings (loss) of subsidiaries	(45,067)	(6,980)	(31,805)	53,220
Income (loss) before income taxes	(46,368)	(7,181)	(32,903)	53,710
Income tax expense	(2)	(1)		(179)
Net income (loss)	(46,370)	(7,182)	(32,903)	53,531
Other comprehensive income (loss), net of tax: Foreign currency translation adjustments	(1,277)	(198)	456	11
Total Comprehensive income (loss)	¥ (47,647)	$ (7,380)	¥ (32,447)	¥ 53,542